Marketable securities (Details) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended	6 Months Ended		12 Months Ended					12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	May 31, 2012 SapuraCrest Bhd [Member] USD ($)	Jun. 30, 2012 SapuraCrest Bhd [Member] USD ($)	Dec. 31, 2011 SapuraCrest Bhd [Member]	Dec. 31, 2012 Sapura Kencana [Member] USD ($)	Dec. 31, 2011 Sapura Kencana [Member] USD ($)	Jun. 30, 2012 Sapura Kencana [Member]	May 30, 2012 Sapura Kencana [Member]	May 17, 2012 Sapura Kencana [Member]	Dec. 31, 2012 Ensco [Member] USD ($)	Dec. 31, 2011 Ensco [Member] USD ($)	Dec. 31, 2012 Petromena [Member] USD ($)	Dec. 31, 2011 Petromena [Member] USD ($)	Dec. 31, 2012 Petromena [Member] NOK	Dec. 31, 2012 Golden Close [Member] USD ($)	Dec. 31, 2011 Golden Close [Member] USD ($)
Marketable securities [Abstract]
Original cost	$ 128	$ 24						$ 124	$ 0				$ 0	$ 5	$ 4	$ 4		$ 0	$ 15
Unrealized gain on marketable securities, net	205	0
Carrying value	333	24						329	0				0	4	4	4		0	16
Marketable Securities, Investee [Line Items]
Ownership interest (in hundredths)							23.59%	11.79%		6.40%		11.80%
Recognized gain	169	0	0		169	84
Percentage of marketable securities held (in hundredths)								6.40%			6.40%				81.10%
Face amount of bond securities held																	2,000
Historic cost	24							0					5		4			15
Fair Market value adjustments recognized via OCI	1			206				0					0		0			1
Fair Market value adjustments recognized via P&L	0	(1)						0	0				0	(1)	0	0		0	0
Net book value	24							0					4		4			16
Additions	237							237					0		0			0
Fair market value adjustments recognized via OCI	84							84					0		0			0
Release of OCI into profit & loss	(85)	(416)	0					(84)					0		0			(1)
Realization of historic cost	(132)							(113)					(4)		0			(15)
Other than temporary impairments	0	(10)	(15)					0					0		0			0
Historic cost	128	24						124	0				0	5	4	4		0	15
Fair Market value adjustments recognized via OCI	205	(291)	(25)					205					0		0			0
Fair Market value adjustments recognized via P&L	0	(1)						0	0				0	(1)	0	0		0	0
Net book value	$ 333	$ 24						$ 329	$ 0				$ 0	$ 4	$ 4	$ 4		$ 0	$ 16